Offerings	Mar. 18, 2025 USD ($) shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2020 Equity Incentive Plan
Amount Registered | shares	11,644,404
Proposed Maximum Offering Price per Unit	12.56
Maximum Aggregate Offering Price	$ 146,253,714.24
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 22,391.45
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock (“Class A Common Stock”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (“2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of Class A Common Stock.Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $12.56, which represents the average of the high and low prices of the Class A Common Stock as reported on the New York Stock Exchange (“NYSE”) on March 11, 2025.Represents an automatic annual increase equal to 5% of the total number of shares of the Registrant’s capital stock outstanding on January 31st of the preceding fiscal year, which annual increase is provided by the 2020 Plan.The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, 2020 Employee Stock Purchase Plan
Amount Registered | shares	2,328,880
Proposed Maximum Offering Price per Unit	10.68
Maximum Aggregate Offering Price	$ 24,872,438.4
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 3,807.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock (“Class A Common Stock”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (“2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of Class A Common Stock.Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $10.68, which represents the average of the high and low prices of the Class A Common Stock as reported on the NYSE on March 11, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.Represents an automatic annual increase equal to 1% of the total number of shares of the Registrant’s capital stock outstanding on January 31st of the preceding fiscal year, which annual increase is provided by the ESPP.The Registrant does not have any fee offsets.